Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–53.49%
INVESTMENT COMPANY–53.49%
Equity Fund–53.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	453,087	$7,613,673
Total Affiliated Investment (Cost $5,868,767)		7,613,673
UNAFFILIATED INVESTMENTS–54.40%
INVESTMENT COMPANY–0.34%
Money Market Fund–0.34%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	49,011	49,011
Total Investment Company (Cost $49,011)		49,011

	Number of Contracts

OPTIONS PURCHASED–54.06%
CENTRALLY CLEARED–54.06%
Call Options–51.37%
Invesco QQQ TrustSM Series 1 ETF Strike price $10.33, expiration date 12/17/25, notional amount $32,023	31	1,829,392
Invesco QQQ TrustSM Series 1 ETF Strike price $9.62, expiration date 3/18/26, notional amount $29,822	31	1,831,740
Invesco QQQ TrustSM Series 1 ETF Strike price $10.58, expiration date 6/17/26, notional amount $32,798	31	1,828,350
Invesco QQQ TrustSM Series 1 ETF Strike price $11.80, expiration date 9/16/26, notional amount $36,580	31	1,823,511
		7,312,993
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.69%
Invesco QQQ TrustSM Series 1 ETF Strike price $516.47, expiration date 12/17/25, notional amount $3,253,761	63	$22,947
Invesco QQQ TrustSM Series 1 ETF Strike price $480.89, expiration date 3/18/26, notional amount $3,029,607	63	36,754
Invesco QQQ TrustSM Series 1 ETF Strike price $528.99, expiration date 6/17/26, notional amount $3,332,637	63	100,223
Invesco QQQ TrustSM Series 1 ETF Strike price $590.00, expiration date 9/16/26, notional amount $3,717,000	63	222,498
		382,422
Total Options Purchased (Cost $7,290,807)		7,695,415
Total Unaffiliated Investments (Cost $7,339,818)		7,744,426

TOTAL INVESTMENTS–107.89% (Cost $13,208,585)	15,358,099

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.61)%
CENTRALLY CLEARED–(7.61)%
Call Options–(6.26)%
Invesco QQQ TrustSM Series 1 ETF Strike price $608.66, expiration date 12/17/25, notional amount $(3,834,558)	(63)	$(118,769)
Invesco QQQ TrustSM Series 1 ETF Strike price $565.43, expiration date 3/18/26, notional amount $(3,562,209)	(63)	(396,012)
Lincoln Hedged Nasdaq-100 Fund–1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $620.19, expiration date 6/17/26, notional amount $(3,907,197)	(63)	$(243,902)
Invesco QQQ TrustSM Series 1 ETF Strike price $684.16, expiration date 9/16/26, notional amount $(4,310,208)	(63)	(131,502)
(890,185)
Put Options–(1.35)%
Invesco QQQ TrustSM Series 1 ETF Strike price $454.49, expiration date 12/17/25, notional amount $(2,863,287)	(63)	(8,026)
Invesco QQQ TrustSM Series 1 ETF Strike price $423.18, expiration date 3/18/26, notional amount $(2,666,034)	(63)	(18,121)
Invesco QQQ TrustSM Series 1 ETF Strike price $465.51, expiration date 6/17/26, notional amount $(2,932,713)	(63)	(50,809)
Invesco QQQ TrustSM Series 1 ETF Strike price $519.20, expiration date 9/16/26, notional amount $(3,270,960)	(63)	(115,660)
(192,616)
Total Options Written (Premiums received $(859,200))		(1,082,801)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)		(39,899)
NET ASSETS APPLICABLE TO 1,184,073 SHARES OUTSTANDING–100.00%		$14,235,399

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund–2

Lincoln Hedged Nasdaq-100 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-53.49%@
Equity Fund-53.49%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$5,342,234	$3,623,970	$2,042,222	$(140,969)	$830,660	$7,613,673	453,087	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund–3